Transactions with non-controlling interests - Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent (Details) - Transactions between subsidiaries and shareholders - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	R$ (229,607)	R$ 230,500
Transfers to (from) non-controlling interests	(37,288)	93,705
Changes in equity attributable to owners of the parent	308,411	137,193
Consideration paid or payable to non-controlling interests	229,280	230,898
Issuance of shares for purchased noncontrolling interests
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	(230,500)	230,500
Transfers to (from) non-controlling interests	(77,911)	95,843
Changes in equity attributable to owners of the parent	308,411	135,055
Consideration paid or payable to non-controlling interests	230,500	230,898
Capital contribution to subsidiary
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	893	0
Transfers to (from) non-controlling interests	0	(2,138)
Changes in equity attributable to owners of the parent	0	2,138
Consideration paid or payable to non-controlling interests	0	R$ 0
Sale of subsidiary
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	0
Transfers to (from) non-controlling interests	(1,220)
Changes in equity attributable to owners of the parent	0
Consideration paid or payable to non-controlling interests	(1,220)
Non-controlling interests arising on a business combination
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	0
Transfers to (from) non-controlling interests	41,843
Changes in equity attributable to owners of the parent	0
Consideration paid or payable to non-controlling interests	R$ 0